FINANCIAL REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL REPORTING BY SEGMENT
FINANCIAL REPORTING BY SEGMENT

3 – FINANCIAL REPORTING BY SEGMENT

The Company provides financial information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses performance of operating segments based on the operating income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

●	Operation in Chile
●	Operation in Brazil
●	Operation in Argentina
●	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and revenue associated with the Corporate Officer were assigned to the operation in Chile in the soft drinks segment because Chile is the country that manages and pays the corporate expenses, which would also be substantially incurred, regardless of the existence of subsidiaries abroad.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income of the Company.

A summary of the Company’s operations by segment according to IFRS is as follows:

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2022	Chile	Argentina	Brazil	in Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	539.333.772	523.908.152	472.403.987	166.489.111	(1.055.254)	1.701.079.768
Other beverages	584.331.424	140.094.880	164.455.895	45.850.020	(639)	934.731.580
Packaging	—	24.701.879	—	—	(3.634.832)	21.067.047
Revenues from ordinary activities	1,123,665,196	688,704,911	636,859,882	212,339,131	(4,690,725)	2,656,878,395
Cost of sales	(743,226,587)	(367,879,756)	(403,695,516)	(118,590,689)	4,690,725	(1,628,701,823)
Distribution expenses	(94,155,809)	(98,238,512)	(48,572,718)	(12,547,637)	—	(253,514,676)
Administrative expenses	(165,139,607)	(133,696,312)	(100,060,355)	(30,621,442)	—	(429,517,716)
Financial income	18,783,930	9,853,565	10,307,344	777,571	—	39,722,410
Financial costs	(28,065,600)	(1,628,221)	(29,854,132)	—	—	(59,547,953)
Net financial costs	(9,281,670)	8,225,344	(19,546,788)	777,571	—	(19,825,543)
Share of entity in income of associates accounted for using the equity method, total	1,743,656	—	(334,587)	—	—	1,409,069
Income tax expense	(38,497,541)	(38,651,371)	(21,342,331)	(5,853,395)	—	(104,344,638)
Oher income (expenses) (*)	(83,536,145)	(20,652,710)	10,213,711	51,063	—	(93,924,081)
Net income of the segment reported	(8,428,507)	37,811,594	53,521,298	45,554,602	—	128,458,987

Depreciation and amortization	40,714,017	33,442,921	31,888,435	13,320,058	—	119,365,431

Current assets	564,695,230	141,715,280	383,021,238	72,297,644	—	1,161,729,392
Non-current assets	762,292,569	251,248,261	566,116,288	269,314,097	—	1,848,971,215
Segment assets, total	1,326,987,799	392,963,541	949,137,526	341,611,741	—	3,010,700,607

Carrying amount in associates accounted for using the equity method, total	53,869,983	—	38,474,615	—	—	92,344,598
Segment disbursements of non-monetary assets	85,998,605	40,479,269	42,173,211	18,051,094	—	186,702,179

Current liabilities	629,575,497	138,572,190	140,642,493	40,454,954	—	949,245,134
Non-current liabilities	600,735,999	24,584,021	536,281,288	16,451,513	—	1,178,052,821
Segment liabilities, total	1,230,311,496	163,156,211	676,923,781	56,906,467	—	2,127,297,955

Cash flows (used in) provided by in Operating Activities	255,357,664	59,379,474	58,391,224	24,324,062	—	397,452,424
Cash flows (used in) provided by Investing Activities	15,619,565	(40,479,269)	(42,173,211)	(18,135,556)	—	(85,168,471)
Cash flows (used in) provided by Financing Activities	(283,394,600)	(41,768)	(3,064,412)	(462,602)	—	(286,963,382)

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units.

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2021	Chile	Argentina	Brazil	Paraguay in	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Softdrinks	480,157,607	419,724,122	313,147,740	134,284,020	(904,603)	1,346,408,886
Other beverages	495,138,445	97,742,388	226,109,683	34,932,160	(587)	853,922,089
Packaging	—	19,488,958	—	—	(3,087,340)	16,401,618
Revenues from ordinary activities	975,296,052	536,955,468	539,257,423	169,216,180	(3,992,530)	2,216,732,593
Cost of sales	(630,862,197)	(296,090,157)	(361,323,450)	(91,109,499)	3,992,530	(1,375,392,773)
Distribution expenses	(78,995,679)	(78,019,531)	(33,458,924)	(9,478,239)	—	(199,952,373)
Administrative expenses	(142,762,661)	(110,329,089)	(71,995,712)	(23,862,401)	—	(348,949,863)
Financial income	(2,936,819)	5,011,888	5,327,527	389,273	—	7,791,869
Financial costs	(27,669,541)	(577,941)	(24,744,974)	—	—	(52,992,456)
Net financial costs	(30,606,360)	4,433,947	(19,417,447)	389,273	—	(45,200,587)
Share of entity in income of associates accounted for using the equity method, total	2,799,437	—	293,665	—	—	3,093,102
Income tax expense	(15,756,620)	(25,697,558)	82,395	(4,805,537)	—	(46,177,320)
Oher income (expenses) (*)	(29,072,689)	(10,652,582)	(7,834,863)	439,023	—	(47,121,111)
Net income of the segment reported	50,039,283	20,600,498	45,603,087	40,788,800	—	157,031,668

Depreciation and amortization	38,189,190	32,863,821	23,647,789	10,074,503	—	104,775,303

Current assets	626,277,188	117,319,226	183,268,173	64,121,536	—	990,986,123
Non-current assets	739,113,114	216,757,538	720,101,674	279,148,198		1,955,120,524
Segment assets, total	1,365,390,302	334,076,764	903,369,847	343,269,734	—	2,946,106,647

Carrying amount in associates accounted for using the equity method, total	52,519,831	—	38,969,363	—	—	91,489,194
Segment disbursements of non-monetary assets	53,513,835	33,789,235	30,171,387	21,381,700	—	138,856,157

Current liabilities	283,835,866	101,832,549	109,691,047	34,207,817	—	529,567,279
Non-current liabilities	743,108,008	20,388,886	534,386,761	17,242,154	—	1,315,125,809
Segment liabilities, total	1,026,943,874	122,221,435	644,077,808	51,449,971	—	1,844,693,088

Cash flows (used in) provided by in Operating Activities	181,679,320	55,490,096	36,121,074	31,764,493	—	305,054,983
Cash flows (used in) provided by Investing Activities	(108,283,362)	(33,789,408)	(32,875,359)	(23,304,551)	—	(198,252,680)
Cash flows (used in) provided by Financing Activities	(111,533,388)	(940,318)	(2,455,073)	(390,735)	—	(115,319,514)

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units

					Inter-
	Operation in	Operation in	Operation in	Operation	segment	Consolidated,
For the period ended December 31, 2020	Chile	Argentina	Brazil	Paraguay in	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Softdrinks	407,191,500	260,118,269	317,712,571	126,057,797	(578,764)	1,110,501,373
Other beverages	237,570,385	49,817,791	262,350,736	31,094,787	(359,666)	580,474,033
Packaging	—	8,891,560	—	—	(1,585,729)	7,305,831
Revenues from ordinary activities	644,761,885	318,827,620	580,063,307	157,152,584	(2,524,159)	1,698,281,237
Cost of sales	(392,720,439)	(172,065,726)	(373,444,835)	(86,791,818)	2,524,159	(1,022,498,659)
Distribution expenses	(59,897,972)	(49,112,014)	(34,784,528)	(8,737,504)	—	(152,532,018)
Administrative expenses	(112,306,460)	(69,668,104)	(79,674,089)	(21,990,282)	—	(283,638,935)
Financial income	6,437,945	1,169,193	7,068,396	270,345	—	14,945,879
Financial costs	(23,938,992)	(729,164)	(30,104,681)	—	—	(54,772,837)
Net financial costs	(17,501,047)	440,029	(23,036,285)	270,345	—	(39,826,958)
Share of entity in income of associates accounted for using the equity method, total	1,248,478	—	980,285	—	—	2,228,763
Income tax expense	(23,057,195)	(7,668,059)	(20,536,914)	(3,643,231)	—	(54,905,399)
Oher income (expenses) (*)	(21,231,223)	(6,046,069)	3,064,104	222,477	—	(23,990,711)
Net income of the segment reported	19,296,027	14,707,677	52,631,045	36,482,571	—	123,117,320

Depreciation and amortization	50,271,626	22,895,329	27,339,714	10,413,848	—	110,920,517

Current assets	532,713,969	70,215,594	149,709,603	44,658,550	—	797,297,716
Non-current assets	636,275,547	144,802,176	643,447,811	226,241,150	—	1,650,766,684
Segment assets, total	1,168,989,516	215,017,770	793,157,414	270,899,700	—	2,448,064,400

Carrying amount in associates accounted for using the equity method, total	50,628,307	—	37,328,047	—	—	87,956,354
Segment disbursements of non-monetary assets	41,114,189	15,803,061	17,075,672	11,882,036	—	85,874,958

Current liabilities	198,669,957	58,904,281	96,144,933	24,337,015	—	378,056,186
Non-current liabilities	748,105,248	10,717,606	465,225,175	14,399,594	—	1,238,447,623
Segment liabilities, total	946,775,205	69,621,887	561,370,108	38,736,609	—	1,616,503,809

Cash flows (used in) provided by in Operating Activities	191,911,595	24,603,123	36,409,227	25,845,053	—	278,768,998
Cash flows (used in) provided by Investing Activities	(178,910,100)	(16,010,950)	(17,075,672)	(11,882,036)	—	(223,878,758)
Cash flows (used in) provided by Financing Activities	117,081,470	(167,606)	(3,443,826)	(429,077)	—	113,040,961

(*) Other income (expenses) is the sum of the other income, other expenses, other (loss) gains, foreign exchange differences and income by indexation units.